Concentration of credit risk and off-balance sheet risk (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Concentration of credit risk and off-balance sheet risk [Abstract]
Concentration of credit risk and off-balance sheet risk
Note 19 - Concentration of credit risk and off-balance sheet risk
Cash and cash equivalents and accounts receivable potentially subject the Company to concentrations of credit risk. As of September 30, 2020 and December 31, 2019 the Company’s cash and cash equivalents were deposited in accounts at several financial institutions. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company may maintain balances with financial institutions in excess of federally insured limits.
The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts, or other hedging arrangements. Accounts receivable from three customers represented 70% of accounts receivable as of September 30, 2020. Accounts receivable from one customer represented 44% of accounts receivable as of December 31, 2019.
Two customers represented 35% of gross sales for the nine months ended September 30, 2020. None of the Company’s customers represented greater than 10% of gross sales for the nine months ended September 30, 2019.

Note 20 - Concentration of credit risk and off-balance sheet risk

Cash and cash equivalents and accounts receivable potentially subject the Company to concentrations of credit risk. At December 31, 2019 and 2018, all the Company’s cash and cash equivalents were deposited in accounts at several financial institutions. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company may maintain balances with financial institutions in excess of federally insured limits. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.  The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts, or other hedging arrangements.   None of the Company’s customers had purchases that represented over 10% of total gross sales for the years ended December 31, 2019 and 2018.  Accounts receivable from the largest customer represented 44% and 68% of accounts receivable at December 31, 2019 and 2018, respectively.